Shareholder Report, Holdings (Details) - C000028538	Apr. 30, 2025
Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Public Storage - FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
UDR, Inc. - FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
13050380
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	97.80%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SectorCapital Goods
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%